1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
August 24, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 811-07704) Registration Statement filed on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Laudus Rosenberg International Equity Fund (the “Laudus Fund”), a series of Laudus Trust, and the Schwab International Core Equity Fund (the “Schwab Fund”), a series of the Trust, under which the Laudus Fund will transfer substantially all of its assets and liabilities to the Schwab Fund in exchange for shares of the Schwab Fund.
Please contact the undersigned at 215.963.5598 with your questions or comments.
Sincerely,

/s/ Sean Graber Sean Graber, Esq.